Collateralized Transactions (Fair Value Of Securities Received As Collateral) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Collateralized Transactions (Abstract)
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	$ 393	¥ 30,241	¥ 28,262
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	$ 301	¥ 23,215	¥ 22,576